Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of supplemental information related to operating leases

	For the year ended December 31,
	2022	2023	2024
Weighted-average remaining lease term (years)	1.50	1.58	1.91
Weighted average incremental borrowing rate	4.94%	4.67%	4.23%

Schedule of undiscounted future minimum payments under the Company's operating lease liabilities and reconciliation to the operating lease liabilities

	2024	2024
	RMB	US$
2025	2,940	403
2026	1,479	203
2027	193	26
Total undiscounted cashflows	4,612	632
Less: imputed interest	159	22
Present value of lease liabilities	4,453	610